Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 338,982	$ 42,582	$ 8,291
Prepaid expenses and other assets	80,568	62,717	1,763
Total current assets	419,550	105,299	10,054
Noncurrent assets
Mineral claims	206,000	100,000	100,000
Total assets	625,550	205,299	110,054
Current Liabilities:
Accounts payable	362,427	438,667	303,248
Accrued expenses	560,430	482,881	348,217
Accrued interest	215,557	190,901	2,104,964
Senior convertible notes			95,804
Promissory notes payable, net of discount	248,939	357,008	473,269
Convertible notes payable, net of discount	1,961,185		4,664,624
Current capital lease obligation	36,254	36,254	36,254
Total current liabilities	3,584,792	1,505,711	8,026,380
Convertible notes payable			915,000
Derivative liabilities			211,345
Total noncurrent liabilities			1,126,345
Total Liabilities	3,584,792	1,505,711	9,152,725
Stockholders’ deficit
Preferred stock value		5
Common stock value	3,406,689	3,245,555	335,778
Additional paid in capital	13,951,705	13,308,865	6,989,540
Accumulated deficit	(20,317,636)	(17,854,837)	(16,367,989)
Total stockholders’ deficit	(2,959,242)	(1,300,412)	(9,042,671)
Total liabilities and stockholders’ deficit	625,550	205,299	$ 110,054
Related Party
Current Liabilities:
Promissory notes payable – related party	175,000
Convertible notes payable – related party	$ 25,000